Provisions - Summary (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions
Provisions for pensions and similar obligations	$ 7,499	$ 7,433
Provisions.	10,789	10,604	$ 9,104	$ 6,800
Provision for taxes and other legal contingencies
Provisions
Other provisions	2,141	1,898
Provisions for off-balance sheet risk
Provisions
Other provisions	1,108	1,232
Other provisions member
Provisions
Other provisions	$ 41	$ 41